Private Placement (Details Narrative) - USD ($)			12 Months Ended
	Feb. 18, 2022	Feb. 16, 2022	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from private placement				$ 5,200,750
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Private placement initial public offering	520,075
Private Placement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Private placement initial public offering		520,075	520,075
Share price	$ 10.00	$ 10.00	$ 10.00
Proceeds from private placement	$ 5,200,750	$ 5,200,750	$ 5,200,750